INCOME TAX - Additional Information (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
INCOME TAX
Federal statutory income tax rate	25.00%	25.00%
Cumulative net operating loss	¥ 126,922,720		$ 18,149,708	¥ 131,800,000
Additional NOL incurred by VIEs and VIEs' subsidiaries	7,600,000	$ 1,100,000
Net operating loss expired	¥ 12,500,000		$ 1,800,000
Nanjing Recon
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%
Beijing Bhd Petroleum Technology Co Ltd
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%